Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Name of related parties	Relationship with the Company
Jumbo Will Ltd	A shareholder of the Company

DS Premium Healthcare Limited	A shareholder of the Company

Next Education Limited	Jumbo Will Ltd hold 10% shares of Next Education Limited

EDU Blockchain Limited	Under common control company

The following table summarizes goods and services received from related parties, included in cost of revenues — training courses in the consolidated statements of income:

		For the year ended June 30,
Name of related parties	Nature	2025	2024
Next Education Limited	Tutor management services	180,978	188,728

The following table summarizes goods and services provided to related parties, included in the revenues in the consolidated statements of income:

		For the year ended June 30,
Name of related parties	Nature	2025	2024
EDU Blockchain Limited	Hosting event services	—	63,810
Jumbo Will Ltd	Hardware and software products and training services	22,672	2,561
Next Education Limited	Hardware and software products and training services	15,884	20,886

The following table summarizes related party balances:

		As of June 30,
Name of related parties	Included in consolidated balance sheets	2025	2024
Jumbo Will Ltd	Accounts receivable, net	6,370	—
Next Education Limited	Accounts receivable, net	12,637	12,754
EDU BlockChain Limited	Amounts due to a related party	(588,098)	—
Next Education Limited	Amounts due to a related party	(318,749)	(315,676)
DS Premium Healthcare Limited	Amounts due to a related party	(2,737)	—